Derivative financial instruments and Short positions (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets [abstract]
Swap Differentials Receivable	[1]	R$ 14,640,289	R$ 15,781,207	R$ 15,321,646
Option Premiums to Exercise		716,936	553,217	935,520
Forward Contracts and Others		3,006,221	928,464	8,445,807
Total		18,363,446	17,262,888	24,702,973
Liabilities
Swap Differentials Payable	[1]	15,952,283	14,643,016	12,267,819
Option Premiums Launched		563,787	385,183	1,166,002
Forward Contracts and Others		1,950,765	1,649,287	6,802,794
Total		R$ 18,466,835	R$ 16,677,486	R$ 20,236,615

[1]	In 2016, includes swaption (swap + option) and embedded derivatives.